Related party transactions and balance	12 Months Ended
Dec. 31, 2023
Related party transactions and balance
Related party transactions and balance

21.Related party transactions and balance

In 2021, 2022 and 2023, the Company entered into outsourcing service agreements with STDC. The outsourcing service expenses provided by STDC for the Company is RMB2,721, RMB1,526 and RMB3,974 for the years ended December 31, 2021, 2022 and 2023, respectively. In 2022 and 2023, the Company entered into promotion service agreements with STDC, under which the promotion service expenses provided by the Company for STDC is RMB1,415 and RMB963 for the years ended December 31, 2022 and 2023. The prepayment balance is RMB248 and RMB1,125 as for December 31, 2022 and 2023.

In 2023, the Company provided RMB12,591 to CEO, Mr. Wen, who assisted business development with third parties on behalf of the Group and RMB12,461 has been repaid by CEO within 2023. The other payable balance due to CEO is RMB130 and nil as of December 31, 2022 and 2023, respectively.

On November 22, 2023, the company received RMB1,500 from COO Mr. Hui Yuan’s spouse as loan with an interest rate of 3.45% for one year. The loan payable balance due to Mr. Hui Yuan’s spouse is nil and RMB1,500 as of December 31, 2022 and 2023, respectively.